PROMISSORY NOTE RECEIVABLE	12 Months Ended
Jun. 30, 2019
Promissory Note Receivable
PROMISSORY NOTE RECEIVABLE

On June 7, 2018, the Company entered into a revolving promissory note with a customer (the “Promissory Note”). The Promissory Note was unsecured, bearing interest at 8% per annum and due twelve months from the date of issuance. On June 30, 2019, due to issues related to the expected collectability of the Promissory Note, the total amount of the promissory note amounting to $85,114 was deemed impaired. As at June 30, 2019, $nil was outstanding under the Promissory Note (June 30, 2018 – $15,802).